Restructuring Charges (Tables)	12 Months Ended
Oct. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring activities related to continuing operations
The table below provides an analysis of the Company's restructuring activities related to its continuing operations until October 31, 2011.
	Expenses				Cumulative Activities		Balance as of October 31
	2011	2010	2009	Total	Cash	Non-Cash	2011
Workforce reductions	$1,217	$42,161	$9,306	$52,684	$(49,031)	$(1,000)	$2,653
Contract cancellation charges	375	7,175	-	7,550	(3,793)	1,211	4,968
Other	-	13,195	-	13,195	(13,181)	(14)	-
Restructuring charges	$1,592	$62,531	$9,306	$73,429	$(66,005)	$197	$7,621